Organization (Details 2) (Viper Energy Partners LP [Member])			0 Months Ended				0 Months Ended
	Jun. 30, 2014	Jun. 23, 2014	Jun. 23, 2014 IPO [Member]	Jun. 23, 2014 IPO [Member]	Jun. 30, 2014 Wexford	Jun. 30, 2014 Third Party Investor [Member]	Jun. 23, 2014 Limited Partner [Member] Diamondback Energy, Inc. [Member]
Noncontrolling Interest [Line Items]
Exchange of membership interests for common units							70,450,000
Interest in Viper Energy Partners LP	92.00%	92.00%
Units issued by Viper Energy Partners LP			5,750,000
Noncontrolling owners' interest in Viper Energy Partners LP				8.00%	1.00%	7.00%